Shareholders' Equity (Details)								12 Months Ended
		Dec. 26, 2025 shares	Oct. 03, 2025 USD ($) $ / shares shares	Jan. 24, 2025 USD ($) $ / shares shares	Dec. 26, 2024 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares		Oct. 31, 2025 USD ($) $ / shares shares	Jul. 14, 2025 $ / shares shares	Jul. 07, 2025 $ / shares shares	Mar. 05, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares		Jun. 29, 2024 shares	Oct. 31, 2023 shares	[1]
Shareholders Equity [Line Items]
Ordinary shares issued						5,000,000
Shareholders exchange (in Dollars) | $						$ 500
Net proceeds (in Dollars) | $				$ 380,000	$ 3,890,000
Amount of per share (in Dollars) | $								$ 2,790,347
Administrative expenses (in Dollars) | $								$ 19,950,000
Reverse stock split		35
Assistant General Manager [Member]
Shareholders Equity [Line Items]
Common stock, shares issued			2,500,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.00002
Re-designated shares (in Dollars) | $			$ 50,000
2025 Equity Incentive Plan [Member]
Shareholders Equity [Line Items]
Common stock, shares issued										4,500,000		3,000,000
Common stock, par value (in Dollars per share) | $ / shares										$ 0.00002
Common Stock [Member]
Shareholders Equity [Line Items]
Ordinary shares issued	[1]							27,488
Common stock, shares issued															25,000,000
Common stock, shares outstanding						500,000	[1]	677,488 [1]					500,000	[1]	25,000,000	500,000
Amount of per share (in Dollars) | $	[1]							$ 27
Common Stock [Member] | 2025 Equity Incentive Plan [Member]
Shareholders Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares												$ 0.00002
Five Grant Agreements [Member]
Shareholders Equity [Line Items]
Fair value price of per share (in Dollars per share) | $ / shares											$ 6.65
Number of share grant											3,000,000
Four Grant Agreements [Member]
Shareholders Equity [Line Items]
Administrative expenses (in Dollars) | $								$ 4,120,200
Fair value price of per share (in Dollars per share) | $ / shares									$ 0.9156
Number of share grant									4,500,000
Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Common stock, shares issued								296,488					119,000
Common stock, shares outstanding								296,488					119,000
Amount of per share (in Dollars) | $								$ 296					$ 119
Common stock, par value (in Dollars per share) | $ / shares								$ 0.001					$ 0.001
Class A Ordinary Shares [Member] | Assistant General Manager [Member]
Shareholders Equity [Line Items]
Common stock, shares issued			12,000,000,000
Amount of per share (in Dollars) | $			$ 300,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.00002
Class B Ordinary Shares [Member]
Shareholders Equity [Line Items]
Common stock, shares issued								381,000					381,000
Common stock, shares outstanding								381,000					381,000
Amount of per share (in Dollars) | $								$ 381					$ 381
Common stock, par value (in Dollars per share) | $ / shares								$ 0.001					$ 0.001
Class B Ordinary Shares [Member] | Assistant General Manager [Member]
Shareholders Equity [Line Items]
Common stock, shares issued			3,000,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.00002
Number of votes			20
IPO [Member]
Shareholders Equity [Line Items]
Amount of per share (in Dollars) | $					$ 4,800,000
IPO [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Ordinary shares issued					1,200,000
Ordinary price per share (in Dollars per share) | $ / shares					$ 4
Over-Allotment Option [Member]
Shareholders Equity [Line Items]
Ordinary shares issued				174,403
Price per share (in Dollars per share) | $ / shares				$ 4
Amount of per share (in Dollars) | $				$ 700,000

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15)